The quarterly schedule of hedged exports in the following quarters of 2022 follows: (Details) - Dec. 31, 2021 R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Total nominal value | R$		R$ 4,012,380
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	$ 719,000
First quarter member
Disclosure of detailed information about financial instruments [line items]
Total nominal value | R$		976,588
First quarter member | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	175,000
Second quarter member
Disclosure of detailed information about financial instruments [line items]
Total nominal value | R$		1,160,744
Second quarter member | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	208,000
Third quarter member
Disclosure of detailed information about financial instruments [line items]
Total nominal value | R$		1,037,973
Third quarter member | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	186,000
Fourth quarter member
Disclosure of detailed information about financial instruments [line items]
Total nominal value | R$		R$ 837,075
Fourth quarter member | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	$ 150,000